Other reserves and retained earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	$ 9,998
Employee share options: value of services	(100)	$ (113)	$ (107)
Ending balance	7,805	9,998
Parent and subsidiaries' currency translation and exchange adjustments	(110)	(152)
Beginning balance	33,337
Adjustment for transition to new accounting pronouncements	(52,274)	(56,590)	(51,903)	$ (45,242)
Equity accounted units' profit after tax for the year	777	1,042	652
Re-measurement gains/(losses) on pension and post-retirement healthcare plans	0	(291)	0
Tax relating to components of other comprehensive income	(102)	(243)	115
Dividends paid	(12,137)	(16,475)	(6,821)
Change in equity interest held by Rio Tinto	(3,206)	0	0
Equity issued to holders of non-controlling interests	421	1,090	683
Employee share options and other IFRS 2 charges taken to the income statement	119	109	143
Ending balance	34,511	33,337
Other reserve, share premium	7,805	9,998
Loss on disposal	105
Changes in financial assumptions (gains) losses	(3,410)	(655)	1,242
Adjustment for transition to new accounting pronouncements
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Adjustment for transition to new accounting pronouncements		17
Revised opening balance
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Adjustment for transition to new accounting pronouncements		(56,573)
Capital redemption reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Capital redemption reserve	51	51	51	51
Cash flow hedge reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	(11)	124	160
Cash flow hedge (losses)/gains	(167)	(211)	24
Cash flow hedge losses/(gains) transferred to the income statement	106	14	(63)
Tax on the above	21	62	3
Ending balance	(51)	(11)	124
Fair value through other comprehensive income reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	2	(2)	(11)
Gains on equity investments	0	4	9
Ending balance	2	2	(2)
Cost of hedging reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	(21)	(3)	(10)
Cost of hedging deferred to reserves during the year	4	(18)	7
Ending balance	(17)	(21)	(3)
Other reserves
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	11,582	11,628	11,643
Own shares purchased from Rio Tinto Limited shareholders to satisfy share awards	(84)	(95)	(76)
Employee share options: value of services	56	55	60
Deferred tax on share options	0	(6)	1
Ending balance	11,554	11,582	11,628
Other reserve, share premium	11,554	11,582	11,628	11,643
Foreign currency translation reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	9,998	11,960
Ending balance	7,805	9,998	11,960
Beginning balance	(1,605)	162	(2,656)
Parent and subsidiaries' currency translation and exchange adjustments	(2,207)	(1,755)	2,814
Equity accounted units currency translation adjustments	(27)	(12)	4
Currency translation reclassified on disposal	105	0	0
Ending balance	(3,734)	(1,605)	162
Other reserve, share premium	7,805	9,998	11,960
Retained earnings
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Employee share options: value of services	(16)	(18)	(31)
Beginning balance	33,337	26,792	23,387
Adjustment for transition to new accounting pronouncements	(34,511)	(33,337)	(26,792)	(23,387)
Parent and subsidiaries' profit for the year	11,845	20,052	9,456
Equity accounted units' profit after tax for the year	575	1,042	313
Re-measurement gains/(losses) on pension and post-retirement healthcare plans	(568)	(1,015)	482
Tax relating to components of other comprehensive income	(118)	(297)	116
Total comprehensive income for the year	12,870	21,812	9,403
Share buy-back programme	0	0	(1)
Dividends paid	(11,716)	(15,385)	(6,132)
Change in equity interest held by Rio Tinto	701	76	84
Own shares purchased/treasury shares reissued for share awards and other movements	(16)	(18)	(31)
Equity issued to holders of non-controlling interests	(711)	0	0
Employee share options and other IFRS 2 charges taken to the income statement	63	60	82
Ending balance	34,511	33,337	26,792
Retained earnings | Adjustment for transition to new accounting pronouncements
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Adjustment for transition to new accounting pronouncements		17	0	$ 0
Retained earnings | Revised opening balance
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	33,320	26,792	23,387
Adjustment for transition to new accounting pronouncements		(33,320)
Ending balance		33,320	26,792
Merger reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Ending balance	11,936
Other reserve, share premium	11,936
Investment in equity accounted units
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Changes in financial assumptions (gains) losses	$ (5)	$ (12)	$ 11